Taxation - Composition of income tax expense/(benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Composition of income tax benefit
Current income tax expense	¥ 1,320,181		¥ 446,225	¥ 1,331
Deferred income tax benefit	(49,807)	$ (6,824)	(1,803,587)	(128,338)
Income tax (benefit)/expense	¥ 1,270,374	$ 174,041	¥ (1,357,362)	¥ (127,007)